                               VARIABLE ANNUITY IV

                               1996 ANNUAL REPORT



[SBL LOGO]
Security Benefit Life Insurance Company
A Member of The Security Benefit
Group of Companies

A LETTER FROM THE PRESIDENT

Security Benefit is one company dedicated to the successful mastery of our mission: MAINTAINING A STRONG FINANCIAL POSITION AND CONSISTENT GROWTH FOR THE PROTECTION AND SECURITY OF ALL OF OUR POLICYHOLDERS AND CUSTOMERS. All of us at Security Benefit renew our commitment to this mission every day. We want to be the best and do our best for you. As a member of the Security Benefit team, I am especially proud that mastering successful growth is an achievement we have come to expect as a team.

It is my pleasure to report that 1996 was again a record year of outstanding achievements for Security Benefit.

*  Sales surpassed 1995 results by 48%

*  Profits are up 18% over last year

*  Revenues and deposit funds exceeded 1995 results by 28%

*  Company assets rose 17% over 1995 figures

These accomplishments would just be facts on paper without the efforts of the people who work at Security Benefit. They are the heart of our company, and I am proud to be part of their team.

My wish for 1997 is to have another record year for our company. Last year's accomplishments will be difficult to top but all of us at Security Benefit have our sights and goals set high. We are well positioned with new, creative products designed in response to our customers' changing investment goals and lifestyle requirements. We know true mastery does not come easily. With perseverance and attention to constantly improving what we do best, I know we can do it.

HOWARD R. FRICKE

Howard R. Fricke
Chairman of the Board
President and Chief Executive Officer

BOARD OF DIRECTORS

HOWARD R. FRICKE
CHAIRMAN OF THE BOARD, PRESIDENT & CEO
Security Benefit Life Insurance Company
Topeka, Kansas

THOMAS R. CLEVENGER
Wichita, Kansas

SISTER LORETTO MARIE COLWELL
PRESIDENT
St. Francis Hospital and Medical Center
Topeka, Kansas

JOHN C. DICUS
CHAIRMAN OF THE BOARD
Capitol Federal Savings & Loan Association
Topeka, Kansas

MELANIE S. FANNIN
PRESIDENT
Kansas - Southwestern Bell Telephone
Topeka, Kansas

WILLIAM W. HANNA
PRESIDENT & CHIEF OPERATING OFFICER
Koch Industries
Wichita, Kansas

JOHN E. HAYES, JR.
CHAIRMAN OF THE BOARD, PRESIDENT & CEO
Western Resources, Inc.
Topeka, Kansas

LAIRD G. NOLLER
PRESIDENT
Noller Enterprises
Topeka, Kansas

FRANK SABATINI
CHAIRMAN OF THE BOARD AND PRESIDENT
Capital City Bank
Topeka, Kansas

ROBERT C. WHEELER
PRESIDENT
Hill's Pet Nutrition, Inc.
Topeka, Kansas


NOTICE OF POLICYOWNERS' MEETING

We encourage you to attend the annual meeting of policyowners to be held on Tuesday, June 3, 1997 at Security Benefit Life, 700 SW Harrison St., Topeka, Kansas, at 2:00 p.m. Each policyowner is entitled to vote, either in person or by proxy, on all matters coming before the meeting. Proxies are available from the corporate secretary and must be returned at least 30 days prior to the annual meeting.

This report is submitted only for the general information of Security Benefit Life Variable Annuity contractowners and participants and is not authorized for distribution to the public.

For More Information Call
1-800-888-2461

www.securitybenefit.com

                         REPORT OF INDEPENDENT AUDITORS

The Contractowners of SBL Variable Annuity Account IV and
The Board of Directors of Security Benefit Life Insurance Company

We have audited the accompanying balance sheet of SBL Variable Annuity Account IV (the Company) as of December 31, 1996, and the related statement of operations and changes in net assets for the year then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of SBL Variable Annuity Account IV at December 31, 1996, and the results of its operations and changes in its net assets for the year then ended in conformity with generally accepted accounting principles.

                                                             Ernst & Young LLP

February 7, 1997

                         SBL Variable Annuity Account IV

                                  BALANCE SHEET
                                December 31, 1996

                             (DOLLARS IN THOUSANDS)

ASSETS

Investments:

   SBL Fund:

     Series A (Growth Series) - 3,380,078 shares at net asset value of $24.31 per share (cost, $64,203)...........................  $ 82,170

     Series B (Growth-Income Series) - 1,302,394 shares at net asset
       value of $35.40 per share (cost, $38,279).....................    46,105

     Series C (Money Market Series) - 1,557,739 shares at net asset
       value of $12.56 per share (cost, $19,451).....................    19,565

     Series D (Worldwide Equity Series) - 1,258,676 shares at net
       asset value of $6.14 per share (cost, $6,581).................     7,728

     Series E (High Grade Income Series) - 414,893 shares at net
       asset value of $12.00 per share (cost, $5,050)................     4,979

     Series J (Emerging Growth Series) - 467,582 shares at net asset
       value of $18.25 per share (cost, $7,924)......................     8,533

     Series K (Global Aggressive Bond Series) - 59,329 shares at net
       asset value of $10.72 per share (cost, $623)..................       636

     Series M (Specialized Asset Allocation Series) - 26,458 shares
       at net asset value of $12.05 per share (cost, $285)...........       319

     Series N (Managed Asset Allocation Series) - 125,395 shares at
       net asset value of $12.02 per share (cost, $1,262)............     1,507

     Series O (Equity Income Series) - 27,757 shares at net asset
       value of $14.01 per share (cost, $355)........................       389

     Series S (Social Awareness Series) - 43,574 shares at net asset
       value of $19.08 per share (cost, $703)........................       831

Mortality guarantee receivable.......................................        18


                                                                      ---------
Total assets.........................................................  $172,780
                                                                      =========

                            See accompanying notes.

NET ASSETS

Net assets are represented by (Note 3):

                                      NUMBER OF   UNIT
                                        UNITS     VALUE     AMOUNT
                                      ---------   -----     ------
Growth Series:
    Accumulation units.............   1,112,722   $73.45   $  81,734
    Annuity reserves...............       5,951    73.45         437    $ 82,171
                                                           ---------
Growth-Income Series:
    Accumulation units.............     647,530    70.14      45,420
    Annuity reserves...............      10,003    70.14         702      46,122
                                                           ---------
Money Market Series:
    Accumulation units.............     706,256    26.93      19,020
    Annuity reserves...............      20,245    26.93         545      19,565
                                                           ---------
Worldwide Equity Series:
    Accumulation units.............     451,281    16.96       7,655
    Annuity reserves...............       4,333    16.96          73       7,728
                                                           ---------
High Grade Income Series:
    Accumulation units.............     197,277    24.96       4,924
    Annuity reserves...............       2,187    24.96          55       4,979
                                                           ---------
Emerging Growth Series:
    Accumulation units.............     444,300    18.97       8,429
    Annuity reserves...............       5,505    18.97         104       8,533
                                                           ---------
Global Aggressive Bond Series:
    Accumulation units.............      51,986    12.23                     636
Specialized Asset Allocation Series:
    Accumulation units.............      26,059    12.23                     319
Managed Asset Allocation Series:
    Accumulation units.............     124,533    12.10                   1,507
Equity Income Series:
    Accumulation units.............      27,691    14.04                     389
Social Awareness Series:
    Accumulation units.............      40,742    20.05         817
    Annuity reserves...............         726    20.05          14         831
                                                           ---------  ----------
Total net assets...................                                     $172,780
                                                                      ==========

                         SBL Variable Annuity Account IV

               STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
                          Year Ended December 31, 1996

                                 (IN THOUSANDS)



                                                                                                   HIGH
                                                                GROWTH-    MONEY      WORLDWIDE    GRADE     EMERGING
                                                      GROWTH    INCOME     MARKET       EQUITY     INCOME     GROWTH
                                                      SERIES    SERIES     SERIES       SERIES     SERIES     SERIES
                                                   ----------------------------------------------------------------
Dividend distributions..........................        $641      $929       $456       $230       $298       $21
Expenses (Note 2):
   Mortality and expense risk fee...............        (438)     (567)      (364)        (8)       (91)       (4)
   Administrative fee...........................         (41)      (42)       (19)        (1)        (5)       (1)
                                                   ----------------------------------------------------------------
Net investment income ..........................         162       320         73        221        202        16

Capital gains distributions.....................       3,971     4,491          -        217          -       496
Realized gain (loss) on investments.............       3,716     2,796        100        643        (84)    1,766
Unrealized appreciation (depreciation) on
   investments..................................       7,647      (617)       366        241       (272)     (122)
                                                   ----------------------------------------------------------------
Net realized and unrealized gain (loss) on
   investments..................................      15,334     6,670        466      1,101       (356)    2,140
                                                   ----------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations..............................      15,496     6,990        539      1,322       (154)    2,156

Net assets at beginning of year.................      71,976    43,886     20,968      8,284      5,895     4,224
Variable annuity deposits (Notes 2 and 3).......      10,510     3,725     18,958      1,703        994    12,037
Terminations and withdrawals (Notes 2 and 3)....     (15,683)   (8,440)   (20,661)    (3,529)    (1,746)   (9,709)
Annuity payments (Notes 2 and 3)................        (132)      (64)      (240)       (52)       (10)     (175)
Net mortality guarantee transfer................           4        25          1          -          -         -
                                                   ----------------------------------------------------------------
Net assets at end of year.......................     $82,171   $46,122    $19,565     $7,728     $4,949    $8,533
                                                   ================================================================

See accompanying notes.

                                                               SPECIALIZED    MANAGED
                                                     GLOBAL       ASSET         ASSET      EQUITY    SOCIAL
                                                   AGGRESSIVE   ALLOCATION   ALLOCATION    INCOME   AWARENESS
                                                  BOND SERIES     SERIES       SERIES      SERIES    SERIES
                                                  -----------------------------------------------------------
Dividend distributions..........................        $43           $3          $8          $1        $3
Expenses (Note 2):
   Mortality and expense risk fee...............        (21)          (1)         (2)         (2)        -
   Administrative fee...........................          -            -           -           -         -
                                                   ----------------------------------------------------------
Net investment income (loss)....................         22            2           6          (1)        3

Capital gains distributions.....................          7            1           1           -        17
Realized gain on investments....................         29           58           1          73        93
Unrealized appreciation (depreciation) on
   investments..................................          2           (5)        160         (13)       11
                                                   ----------------------------------------------------------
Net realized and unrealized gain on
   investments..................................         38           54         162          60       121
                                                   ----------------------------------------------------------

Net increase in net assets resulting from
   operations...................................         60           56         168          59       124

Net assets at beginning of year.................        526          744       1,281         377       734
Variable annuity deposits (Notes 2 and 3).......        365          105          61         462       358
Terminations and withdrawals (Notes 2 and 3)....       (315)        (586)         (3)       (509)     (385)
Annuity payments (Notes 2 and 3)................          -            -           -           -         -
Net mortality guarantee transfer................          -            -           -           -         -
                                                   ----------------------------------------------------------
Net assets at end of year.......................       $636         $319      $1,507        $389      $831
                                                   ==========================================================


                         SBL Variable Annuity Account IV
                          Notes to Financial Statements
                                December 31, 1996

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION  - SBL  Variable  Annuity  Account IV (the  Account)  is a separate account of Security Benefit Life Insurance Company (SBL). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. Deposits received by the Account are invested in the SBL Fund, a mutual fund not otherwise available to the public. As directed by the owners, amounts deposited may be invested in shares of Series A (Growth Series - emphasis on capital appreciation), Series B (Growth-Income Series - emphasis on capital appreciation with secondary emphasis on income), Series C (Money Market Series - emphasis on capital preservation while generating interest income), Series D (Worldwide Equity Series - emphasis on long-term capital growth through investment in foreign and domestic common stocks and equivalents), Series E (High Grade Income Series - emphasis on current income with security of
principal),   Series  J   (Emerging   Growth   Series  -  emphasis   on  capital
appreciation), Series K (Global Aggressive Bond Series - emphasis on high current income with secondary emphasis on capital appreciation), Series M (Specialized Asset Allocation Series - emphasis on high total return consisting of capital appreciation and current income), Series N (Managed Asset Allocation Series - emphasis on high level of total return), Series O (Equity Income Series
- emphasis on substantial dividend income and capital appreciation) and Series S (Social Awareness Series - emphasis on high total return).

Under the terms of the investment advisory contracts, portfolio investments of the underlying mutual fund are made by Security Management Company, LLC (SMC), which is owned 50% by SBL and 50% by Security Benefit Group, Inc. (SBG), a wholly-owned subsidiary of SBL. SMC has engaged Lexington Management Corporation to provide sub-advisory services for the Worldwide Equity Series and Global Aggressive Bond Series and has engaged T. Rowe Price Associates, Inc. to provide sub-advisory services for the Managed Asset Allocation Series and the Equity Income Series. SMC has also entered into agreements with Templeton Quantitative Advisors, Inc. and Meridian Investment Management Corporation to provide certain quantitative research services with respect to the Specialized Asset Allocation Series.

INVESTMENT VALUATION - Investments in mutual fund shares are carried in the balance sheet at market value (net asset value of the underlying mutual fund). The first-in, first-out cost method is used to determine gains and losses. Security transactions are accounted for on the trade date.

The cost of investments purchased and proceeds from investments sold during 1996 were as follows (In Thousands):

                                                COST OF     PROCEEDS FROM
                                               PURCHASES        SALES
                                            -------------------------------
Growth Series...............................    $15,714         $16,887
Growth-Income Series........................      9,333           9,372
Money Market Series.........................     19,502          21,376
Worldwide Equity Series.....................      2,199           3,640
High Grade Income Series....................      1,310           1,869
Emerging Growth Series......................     12,596           9,931
Global Aggressive Bond Series...............        415             336
Specialized Asset Allocation Series.........        109             588
Managed Asset Allocation Series.............         71               6
Equity Income Series........................        481             529
Social Awareness Series.....................        383             390

SBG's investment in the subaccounts represented the following number of units and contract value of SBL Variable Annuity Account IV contracts owned at December 31, 1996 (DOLLARS IN THOUSANDS):

                                           NUMBER OF UNITS   CONTRACT VALUE
                                           --------------------------------
Global Aggressive Bond Series                     47,195          $  577
Managed Asset Allocation Series                  115,000           1,391

ANNUITY RESERVES - Annuity reserves relate to contracts that have matured and are in the payout stage. Such reserves are computed on the basis of published mortality tables, using assumed interest rates that will provide reserves as prescribed by law. In cases where the payout option selected is life contingent, SBL periodically recalculates the required annuity reserves, and any resulting adjustment is either charged or credited to SBL and not to the Account.

REINVESTMENT OF DIVIDENDS - Dividend and capital gains distributions paid by the mutual fund to the Account are reinvested in additional shares of each respective Series. Dividend income and capital gains distributions are recorded as income on the ex-dividend date.

FEDERAL INCOME TAXES - Under current law, no federal income taxes are payable with respect to the Account.

USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

                         SBL Variable Annuity Account IV
                          Notes to Financial Statements
                                December 31, 1996

2.  VARIABLE ANNUITY CONTRACT CHARGES

SBL deducts an administrative fee of $30 per year for each contract except for certain contracts based on a minimum account value and the period of time the contract has been in force. Mortality and expense risks assumed by SBL are compensated for by a fee equivalent to an annual rate ranging from 0.85% to 1.1% of the asset value of each contract, of which 0.7% is for assuming mortality risks and the remainder is for assuming expense risks.

When applicable, an amount for state premium taxes is deducted as provided by pertinent state law, either from purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

A contingent deferred sales charge is assessed by SBL against certain withdrawals during the first 10 years of the contract, declining from 9% in the first year to 1% in the tenth year. Such surrender charges and other contract charges were insignificant during 1996.

3.  SUMMARY OF UNIT TRANSACTIONS (IN THOUSANDS)

                                                                         UNITS
                                                                        -------
Growth Series:
   Variable annuity deposits............................................  162
   Terminations, withdrawals, annuity payments and expense charges......  245

Growth-Income Series:
   Variable annuity deposits............................................   59
   Terminations, withdrawals, annuity payments and expense charges......  142

Money Market Series:
   Variable annuity deposits............................................  721
   Terminations, withdrawals, annuity payments and expense charges......  813

Worldwide Equity Series:
   Variable annuity deposits............................................  110
   Terminations, withdrawals, annuity payments and expense charges......  228

High Grade Income Series:
   Variable annuity deposits............................................   41
   Terminations, withdrawals, annuity payments and expense charges......   76

Emerging Growth Series:
   Variable annuity deposits............................................  727
   Terminations, withdrawals, annuity payments and expense charges......  540

Global Aggressive Bond Series:
   Variable annuity deposits............................................   32
   Terminations, withdrawals, annuity payments and expense charges......   29

Specialized Asset Allocation Series:
   Variable annuity deposits............................................    9
   Terminations, withdrawals, annuity payments and expense charges......   53

Managed Asset Allocation Series:
   Variable annuity deposits............................................    6
   Terminations, withdrawals, annuity payments and expense charges......    -

Equity Income Series:
   Variable annuity deposits............................................   37
   Terminations, withdrawals, annuity payments and expense charges......   41

Social Awareness Series:
   Variable annuity deposits............................................   19
   Terminations, withdrawals, annuity payments and expense charges......   21

                      This page left blank intentionally.

                      This page left blank intentionally.

[SBG LOGO]                                                       BULK RATE
The Security Benefit Group of Companies                      U.S. POSTAGE PAID
700 SW Harrison St.,                                             TOPEKA, KS
Topeka, Kansas 66636-0001                                      PERMIT NO. 428